Share-based plans - Compensation Expense Related to Cash-Settled Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MB LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	€ 2,112	€ 2,115
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	21,761	13,689	€ 4,771
MB LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	299	820	656
NxStage LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	296	513	572
LTIP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	€ 3,826	21,864	30,304
LTIP 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions		€ 1,894	€ 5,724